Loans from banks and other financial institutions (Tables)	12 Months Ended
Dec. 31, 2024
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Abstract]
Disclosure of detailed information about credit from banking corporations, financial institutions and other credit providers
	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2024	2023	2024	2023	2024	2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Credit from banks (1)	90,000	-	-	-	90,000	-
Loans from banks and other financial institutions for project financing (2)	122,246	324,666	1,879,758	1,586,774	2,002,004	1,911,440
Loans from banks for corporate financing (3)	-	-	116,379	116,151	116,379	116,151

Total credit	212,246	324,666	1,996,137	1,702,925	2,208,383	2,027,591
(1)	The Credit from banks as of December 31, 2024, are part of short-term credit facilities totaling USD 350 million.

Disclosure of detailed information about loans from banking corporations and other financial institutions for project financing
			Balance of the loan as of December 31,
Project name	Original loan currency	Date financing provided	2024	2023	Interest rate and Indexation (*)	Maturity
			USD in million
Medium rooftops(***)	NIS	January 2019	-	3	2.2%, CPI-linked	2034
Sunlight 1 (***)	NIS	March 2018	-	22	2.6%-3%, CPI-linked	2040
Sunlight 2 and Dekel (***)	NIS	December 2019	-	13	1.8%-2.4%, CPI-linked	2041
Halutziot	NIS	December 2020	144	152	0.88%, CPI-linked	2035
Halutziot 1 upgrade	NIS	September 2022	18	19	3.22%, CPI-linked	2035
Halutziot 2	NIS	September 2022	30	30	3.32%, CPI-linked	2045
Mivtachim and Talmei Bilu	NIS	December 2020	76	83	0.77%, CPI-linked	2033
Kramim and Idan	NIS	December 2020	24	26	0.8%, CPI-linked	2034
Emek HaBacha	NIS	November 2018	158	161	2.41%, CPI-linked	2040
Solar and Storage projects in Israel	NIS	December 2023	208	141	Base interest (**) plus a margin of 2.6%	2031
Ruach Beresheet	NIS	July 2020	303	306	2.14% ,CPI-linked	2042
Tullynamoyle	EUR	August 2020	10	12	90% of the loan - 3.47% 10% of the loan - 3M Euribor plus 2%	2032
Lukovac	EUR	December 2020	34	41	84% of the loan - 3.5%-3.75% 16% of the loan - 3M Euribor plus 3%-3.5%	2032
EWK	EUR	December 2017	78	93	60% of the loan – 2.3% 29% of the loan - 3.95% 11% of the loan – 4.65%-4.83%	2030
Picasso	EUR	January 2020	71	81	Until 2029 – 1.58% Until 2039 – 2.33%	2039
SOWI	EUR	January 2020	86	99	49% of the loan – 1.91% 32% of the loan – 4.06% 1% of the loan – 4.46% 18% of the loan – 6M Euribor plus 4%	2033
Gecama	EUR	June 2020	145	164	90% of the loan – 2.65%-3.15% 10% of the loan - 6M Euribor plus 2.5%-3%.	2039
Björnberget	EUR	May 2021	199	219	79% of the loan – 2.28% 21% of the loan - 6M Euribor plus 1.75%.	2041
Attila	HUF	January 2019	28	34	70% of the loan – 6.3%. 30% of the loan – 4.05%.	2036
Raaba Flow and Raaba ACDC (2)	EUR	March 2024	35	-	70% of the loan – 6.1% 30% of the loan - 3M Euribor plus 3.15%-3.25%.	2033
PUPIN (1)	EUR	March 2024	67	-	70% of the loan – 6.3% 30% of the loan - 3M Euribor plus 3.3%.	2040
Atrisco PV (3)	USD	December 2023	115	212	5.4%-5.9%	2049
Atrisco BESS (3)	USD	December 2023	174	-	5.6%-5.9%.	2044

(*) The interest rates in the table above include the impact of Interest Rate Swap (IRS) instruments hedging variable interest rates.

(**) Base interest rate - The interest rate of government debentures with the same average lifetime, determined on the withdrawal date.

(***) At the end of 2024, the Company reclassified a cluster of PV + Storage projects in Israel to disposal group held for sale according to the Company’s intention of selling the projects, for additional information please see Note 7.